Impairment Charges and Restructuring Costs - Fair Value Assumptions (Details)	Dec. 31, 2017 $ / $ short_ton	Dec. 31, 2016 $ / $
Disclosure of information for cash-generating units
Exchange rate	1.26	1.33
Operating segments | TISSUE PAPERS | LEVEL 2
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.75%
Exchange rate	1.25
Terminal shipments | short_ton	673,000